Employment Costs	12 Months Ended
Dec. 31, 2020
Employment Costs
Employment Costs

During the year ended December 31, 2020, the Group recorded $21,610 (2019 - $15,648) in salaries and benefits, including share-based payments of $9,342 (2019 - $3,970) and amounts paid to HDSI for services provided to the Group by HDSI personnel (note 9(b)).